Income Taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deductible temporary difference to accruals and others	¥ 522,575	¥ 522,692
Tax losses carried forward	978,345	787,270
Less: Valuation allowance	(1,500,920)	(1,309,962)
Total of deferred tax assets
Taxable temporary difference related to acquired right to operate an online audio/video content platform	14,019	16,422
Total of deferred tax liabilities	¥ 14,019	¥ 16,422